Interest received and paid (Tables)	12 Months Ended
Dec. 31, 2017
Interest received and paid
Schedule of interest received and paid

	Group			Bank
	2017	2016	2015	2017	2016	2015
	£m	£m	£m	£m	£m	£m
Interest received	6,263	6,270	6,313	5,154	5,133	5,084
Interest paid	(798)	(1,137)	(1,520)	(567)	(909)	(1,225)

	5,465	5,133	4,793	4,587	4,224	3,859